Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13 – RELATED PARTY TRANSACTIONS

One of the directors of our subsidiary, Antonio Fernandez is also a director of Biomar Microbial Technologies (“Biomar”), which charged rent and building service costs to the Company of $153, $51 and $24 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company charged Biomar $41, $35 and $44 for services as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, $4 and $54, respectively, was due from Biomar for these services.

MSD purchased 7,661,000 shares of the Company’s common stock in February 2020 and currently holds 5.8% of the Company’s total outstanding common stock. The Company entered into the MSD Agreement with MSD in October 2019. See Note 10 for further information regarding this agreement. Additionally, the Company also has an ongoing trail evaluating the combination of KEYTRUDA (pembrolizumab) in combination with MRx-0518 in patients with solid tumors who progressed on prior PD-1 inhibitor therapy. Under the terms of the agreement MSD will provide KEYTRUDA free of charge to the trial.